Naming of Issuing Entity	Check if Registered	Name of Originator1	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2			Assets That Were Repurchased or Replaced3			Assets Pending Repurchase or Replacement (within cure period)4			Demand in Dispute5			Demand Withdrawn6			Demand Rejected7
			(#)	($)	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)
Residential mortgages – Non-Prime
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2003-R3		Countrywide Home Loans, Inc.	7,174	636,836,829	100.00%	1	70,130	0.06%	0	0	0.00%	0	0	0.00%	1	70,130	0.06%	0	0	0.00%	0	0	0.00%

Residential mortgages – Non-Prime Subtotal*			7,174			1			0			0			1			0			0
Residential mortgages – Non-Prime Subtotal*				636,836,829			70,130			0			0			70,130			0			0

Issuing Entities with No Demands for Repurchase or Replacement9

Residential mortgages – Non-Prime
CWMBS ALTERNATIVE LOAN TRUST 1998-4 1065115	X		3,433	381,062,874	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2002-R1			8,819	761,337,230	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2002-7 1176588	X		6,036	1,060,628,668	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2002-8 1176458	X		3,759	501,430,112	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2002-11 1184476	X		900	399,978,356	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2002-15CB 1194953	X		3,557	460,079,848	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2002-12 1194954	X		724	299,984,894	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2002-13 1194952	X		958	399,871,100	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2002-14 1194951	X		1,174	499,971,759	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2002-R2			16,089	1,446,324,787	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2002-16 1202827	X		719	299,887,450	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2002-R3			5,356	455,813,594	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2002-17 1208271	X		1,557	699,940,635	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2002-18 1212135	X		2,382	1,049,950,504	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-2CB 1216598	X		3,064	531,069,630	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-1T1 1221031	X		688	314,997,514	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-4CB 1221178	X		4,435	684,952,454	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2003-R1			14,495	1,292,313,955	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-3T1 1224854	X		767	354,994,381	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-5T2 1224967	X		1,090	499,983,978	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-8CB 1225161	X		4,829	697,798,483	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-10CB 1229744	X		4,576	724,978,532	100.00%
CWMB ALTERNATIVE LOAN TRUST 2003-6T2 1229964	X		881	399,990,862	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-7T1 1229739	X		635	299,975,237	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-11T1 1236960	X		738	364,080,780	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-12CB 1237301	X		5,665	889,889,333	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-9T1 1236216	X		569	263,992,706	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2003-R2			10,983	989,753,385	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-15T2 1249411	X		666	299,965,496	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-13T1 1249367	X		726	349,991,473	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-14T1 1249368	X		492	249,978,589	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-17T2 1257466	X		645	299,995,367	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-18CB 1257653	X		4,776	844,591,393	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-16T1 1257638	X		532	262,990,273	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-19CB 1261910	X		5,022	786,889,796	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-J1 1262020	X		1,888	827,385,430	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-20CB 1265226	X		4,037	610,683,885	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-J2 1265828	X		552	202,776,662	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-21T1 1268444	X		819	404,998,742	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2003-22CB 1268601	X		4,014	540,982,819	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2003-R4			5,932	554,839,595	100.00%
CWMBS ALTERNATIVE LOAN TRUST TRUST 2003-J3 1271365	X		1,163	425,750,142	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-16 1299122	X		3,102	1,016,785,924	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2004-R1			7,022	618,421,553	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2004-R2			4,490	401,910,497	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2005-R1			6,721	590,704,588	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2005-R2			7,930	688,452,962	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2005-R3			5,335	475,024,971	100.00%
CWMBS REPERFORMING LOAN REMIC TRUST CERTIFICATES, SERIES 2006-R2			4,939	426,879,747	100.00%
CWMBS ALTERNATIVE LOAN TRUST 2006-OA1 1354007	X		2,913	1,070,506,666	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-R2			4,405	391,059,669	100.00%

Residential mortgages – Prime
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2001-HYB1 1145631	X		1,796	813,075,238	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-22 1184477	X		1,333	599,996,709	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-19 1195550	X		1,881	849,872,332	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-21 1194328	X		647	299,954,269	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-18 1194956	X		1,136	499,980,484	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-J4 1194957	X		890	380,429,889	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-26 1202832	X		894	399,904,283	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-27 1202828	X		1,087	499,864,272	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-30 1202834	X		1,453	600,002,817	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-25 1202829	X		2,615	1,198,954,214	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-36 1208273	X		861	399,985,432	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-31 1208270	X		1,074	499,971,411	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-32 1208272	X		2,412	1,104,753,136	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-34 1208266	X		887	399,968,500	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-38 1212299	X		540	249,935,717	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-39 1212300	X		1,054	499,997,053	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-J5 1212298	X		1,156	532,547,319	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2002-35 1212637	X		3,037	1,400,602,619	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-1 1216597	X		2,175	999,980,146	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-HYB1 1216932	X		1,498	644,017,754	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J1 1216811	X		1,166	551,961,399	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-2 1217069	X		1,091	499,879,803	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-3 1220822	X		1,039	499,999,525	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-4 1221226	X		1,993	899,975,465	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J2 1221228	X		1,167	531,048,380	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-HYB2 1225116	X		1,080	526,118,171	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-10 1224985	X		1,073	499,992,401	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-11 1225160	X		1,494	699,995,786	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-7 1224855	X		673	309,981,363	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-8 1224853	X		618	299,975,387	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J3 1225210	X		702	324,078,610	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-14 1230019	X		1,061	499,981,790	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-15 1229742	X		1,192	603,983,216	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-21 1229886	X		1,897	902,012,542	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J4 1230306	X		1,526	725,422,898	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-18 1236524	X		1,036	499,994,178	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-20 1236959	X		2,133	1,053,888,098	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-24 1236696	X		1,069	499,989,861	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-27 1236867	X		1,105	509,865,867	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J5 1237286	X		1,312	638,074,532	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-28 1249360	X		629	308,979,386	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-26 1249412	X		1,904	949,961,056	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-29 1249364	X		1,014	499,992,396	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-HYB3 1250998	X		1,395	635,643,372	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J6 1249382	X		1,235	582,346,480	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J7 1257759	X		2,465	1,171,550,491	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-34 1257744	X		1,009	499,995,155	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-35 1257652	X		1,785	899,927,586	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-37 1257758	X		977	500,086,192	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-39 1261661	X		1,050	499,946,840	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-40 1261662	X		1,820	799,988,517	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-42 1261549	X		1,203	607,766,898	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-43 1261553	X		696	352,065,728	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-44 1261663	X		1,051	499,964,081	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-48 1261548	X		566	304,177,069	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-49 1261996	X		1,541	842,084,561	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J8 1262019	X		338	163,283,403	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-50 1265228	X		654	299,965,282	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J9 1265497	X		616	295,998,549	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-46 1265673	X		2,582	1,214,387,199	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-54 1265675	X		1,022	199,957,242	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-41 1268445	X		424	199,977,456	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-52 1268609	X		1,185	202,622,447	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-53 1268610	X		1,919	376,319,065	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-58 1268730	X		1,336	610,846,008	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J10 1268652	X		1,030	520,227,821	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-56 1268919	X		3,580	1,629,672,803	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J13 1271366	X		779	390,238,417	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-57 1271364	X		494	249,973,649	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-60 1273294	X		822	412,369,062	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2003-J15 1275814	X		511	247,428,484	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-1 1278118	X		502	249,788,281	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-2 1278111	X		452	224,547,524	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-J1 1278230	X		353	164,970,679	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-3 1281929	X		601	299,850,454	100.00%
CWMBS MORTGAGE PASS-THROUGH TRUST 2004-HYB1 1281834	X		644	253,398,722	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-J2 1282022	X		650	313,147,566	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-4 1285185	X		1,197	599,996,162	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-J3 1285493	X		434	218,301,665	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-5 1289168	X		1,497	749,076,999	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-6 1289165	X		399	199,719,140	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-J4 1289180	X		563	300,634,879	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-7 1289312	X		2,069	952,717,499	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-9 1289164	X		773	399,992,909	100.00%
CWMBS MORTGAGE PASS-THROUGH TRUST 2004-HYB2 1288908	X		640	343,480,152	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-10 1292025	X		493	249,451,024	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-11 1292212	X		827	434,414,905	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-8 1291947	X		1,728	899,986,466	100.00%
CWMBS MORTGAGE PASS-THROUGH TRUST 2004-HYB3 1292158	X		591	315,739,948	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-J5 1292275	X		307	159,928,514	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-12 1296313	X		14,528	3,700,020,940	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-13 1296343	X		1,527	799,962,934	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-14 1296314	X		857	418,289,263	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-15 1295896	X		1,047	298,876,282	100.00%
CWMBS MORTGAGE PASS-THROUGH TRUST 2004-HYB4 1299145	X		855	391,180,560	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-J6 1299222	X		274	144,315,175	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-18 1301779	X		787	399,993,846	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-19 1301778	X		807	399,972,558	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-20 1301926	X		2,309	765,529,853	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-HYB5 1301821	X		4,012	1,128,908,088	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-J7 1302078	X		323	179,669,897	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-21 1304830	X		792	402,323,821	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-22 1304708	X		1,245	649,505,874	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-23 1304644	X		1,021	400,058,976	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-HYB6 1304704	X		1,442	606,077,448	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-24 1307179	X		584	299,998,499	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-HYB7 1307309	X		1,399	588,146,947	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-J8 1307406	X		487	244,516,194	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-HYB8 1310105	X		1,272	474,484,232	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-J9 1310212	X		477	246,689,655	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-HYB9 1312227	X		1,561	718,396,567	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-29 1313102	X		4,425	1,494,456,314	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2004-25 1313233	X		6,811	2,236,449,837	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-7 1316264	X		3,899	1,292,785,014	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-4 1316067	X		3,718	1,189,885,653	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-5 1315969	X		758	399,614,690	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-HYB1 1315851	X		1,615	547,637,065	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-1 1316391	X		3,109	1,087,916,134	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-2 1316260	X		3,768	1,246,982,706	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-6 1319434	X		1,498	799,993,654	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-11 1319633	X		2,321	1,292,507,639	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-3 1319480	X		4,412	1,516,559,419	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-10 1322004	X		564	299,998,938	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-12 1322545	X		1,794	954,995,891	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-9 1322680	X		4,799	1,694,918,825	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-HYB2 1321975	X		1,169	471,911,361	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-13 1325635	X		732	399,997,816	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-HYB3 1325320	X		1,176	596,795,062	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-J1			215	109,057,086	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-14 1328470	X		358	207,996,720	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-HYB4 1330507	X		2,402	806,387,921	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-15 1331156	X		776	414,999,529	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-J2 1332055	X		1,575	810,138,663	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-16 1334581	X		756	414,999,914	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-17 1334585	X		1,135	632,995,673	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-19 1334896	X		739	400,523,864	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-HYB5 1334599	X		1,716	804,962,952	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-J3 1334745	X		758	383,968,350	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-18 1337574	X		767	415,999,760	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-20 1337571	X		790	415,999,834	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-21 1337560	X		1,808	987,998,209	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-HYB6 1337577	X		2,800	1,008,710,324	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-22 1340401	X		1,070	594,345,150	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-23 1340389	X		549	315,999,820	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-24 1340392	X		1,933	1,041,994,504	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-25 1340496	X		671	364,997,352	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-26 1340547	X		905	500,007,523	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-HYB7 1340192	X		2,475	1,040,791,560	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-27 1342998	X		907	520,999,332	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-28 1342919	X		724	416,999,436	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-HYB8 1343004	X		1,394	606,562,374	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-J4 1343000	X		404	201,852,670	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-CFJ1			242	79,863,857	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-29 1345530	X		485	298,011,016	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-30 1345515	X		890	517,141,199	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-31 1347331	X		1,061	627,595,465	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2005-HYB10 1347162	X		2,943	1,030,902,770	100.00%
CWMBS LUMINENT MORTGAGE TRUST 2006-1 1350996	X		1,426	587,121,419	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-1 1349804	X		602	375,999,710	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-J1 1349805	X		757	408,913,754	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-3 1351038	X		2,723	1,058,086,169	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-HYB1 1347203	X		4,410	1,174,056,501	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-6 1354058	X		774	484,243,696	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-HYB2 1353976	X		1,728	665,877,411	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-J2 1354057	X		316	174,862,537	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-OA4 1354059	X		1,750	782,174,327	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-OA5 1354060	X		3,337	1,371,172,048	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-TM1 1356306	X		307
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-10 1356309	X		979	603,499,783	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-8 1356307	X		1,267	781,999,969	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-9 1356308	X		679	417,999,782	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-11 1359956	X		981	629,999,855	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-HYB3 1359930	X		2,311	981,621,231	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-12 1363795	X		1,055	655,999,946	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-HYB4 1362460	X		1,362	452,870,239	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-J3 1363796	X		377	217,254,137	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-13 1368855	X		832	521,999,957	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-HYB5 1368950	X		998	535,097,397	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-J4 1369462	X		666	374,190,728	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-14 1371097	X		589	367,999,538	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-15 1371127	X		646	398,999,274	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-16 1375096	X		1,625	999,874,975	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-17 1377804	X		831	520,984,825	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-18 1377805	X		855	519,984,191	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-19 1380946	X		2,001	1,247,997,961	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-20 1382633	X		1,651	1,040,970,381	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2006-21 1382634	X		1,652	1,021,991,738	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-1 1386746	X		1,216	749,960,705	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-2 1386747	X		796	499,997,611	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-HYB1 1387427	X		1,599	636,625,427	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-J1 1386748	X		506	312,489,841	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-3 1389089	X		1,835	1,146,983,296	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-HY1 1390838	X		618	396,370,777	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-4 1392644	X		1,767	1,064,991,477	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-5 1392645	X		1,350	849,997,162	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-HYB2 1393621	X		1,633	633,370,163	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-6 1397164	X		1,188	749,990,150	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-7 1397165	X		1,208	749,986,933	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-HY3 1397166	X		903	586,348,690	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-10 1399503	X		1,047	649,979,588	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-9 1399502	X		1,151	699,997,629	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-J2 1392646	X		755	415,830,273	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-8 1399501	X		1,364	854,976,483	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-11 1402758	X		1,597	999,999,533	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-12 1402759	X		666	416,995,686	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-13 1402760	X		920	574,962,714	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-J3 1402761	X		426	225,882,512	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-14 1407669	X		1,182	749,992,677	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-15 1407670	X		1,703	1,037,902,329	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-HY5 1407671	X		587	364,383,859	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-16 1410390	X		1,296	776,992,427	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-17 1410391	X		1,417	878,506,900	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-18 1412889	X		659	413,444,150	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-HY4 1410392	X		992	619,771,036	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-HY6 1409870	X		1,923	1,218,570,771	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-19 1415648	X		713	444,986,557	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-HY7 1415967	X		754	559,978,366	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-20 1418424	X		481	299,992,629	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2007-21 1420909	X		1,287	784,867,219	100.00%
CWMBS CHL MORTGAGE PASS-THROUGH TRUST 2008-1 1427301	X		246	161,525,528	100.00%

Totals*			7,174			1			0			0			1			0			0
Totals*				636,836,829			70,130			0			0			70,130			0			0

CWMBS, Inc.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

1The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.